Stockholders' Equity (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2018	May 31, 2017
Stockholders' Equity
Common stock, authorized	20,000,000	20,000,000	20,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock holders rights	One vote for each share.	One vote for each share.
Common stock, issued	6,313,038	2,252,743	1,437,500
Common stock, outstanding	6,313,038	2,252,743	1,437,500
Preferred stock, authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, issued
Preferred stock, outstanding